October 15, 1996
                       DREYFUS LIFETIME PORTFOLIOS, INC.
                           SUPPLEMENT TO PROSPECTUS
                            DATED JANUARY 15, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payments transmitted by wire to The Bank of New York for purchase of Retail shares or Institutional shares of the Fund in your name is as follows:
        DDA# 8900251786             Income Portfolio
        DDA# 8900118253             Growth and Income Portfolio
        DDA# 8900251794             Growth Portfolio
The wire must indicate the class of shares being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND-CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT."
        Mellon Bank, N.A., located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian.
        Each Portfolio is classified as a diversified investment company. Accordingly, the information contained under the caption "Description of the Fund -- Investment Considerations and Risks -- Non-Diversified Status" is deleted.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective July 15, 1996, each Portfolio's Class R shares will be redesignated as "Retail shares" and the Retail shares will be offered to any investor. Also effective July 15, 1996, each Portfolio's Investor Class shares will be redesignated as "Institutional shares" and the Institutional shares will be offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, "Service Agents") that have entered into a Selling Agreement with the Fund's distributor and omnibus accounts held by institutions that provide sub-accounting or recordkeeping services to their clients. You should consult your Service
Agent to determine which class of shares will be offered by the Service
Agent. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders will be in the same class of shares that the shareholder then holds.
      THE INFORMATION IN ITEMS I-VII BELOW BECAME EFFECTIVE ON JULY 15, 1996.
I.    THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN
THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES - FUND EXCHANGES."
        You may purchase, in exchange for shares of a Class of a Portfolio, shares of certain other eligible funds managed or administered by Dreyfus, to the extent such shares are offered for sale in your state of residence.
II. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE LAST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE FUND'S PROSPECTUS IN
THE SECTION ENTITLED "SHAREHOLDER SERVICES - FUND EXCHANGES."
        With respect to shares held by Retirement Plans, exchanges may be made only between a shareholder's Retirement Plan Account in one fund and such shareholder's Retirement Plan Account in another fund.
III. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES - DREYFUS AUTO-EXCHANGE PRIVILEGE."
          Dreyfus Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Portfolio, in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are currently an investor.
IV. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE SECOND SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE FUND'S PROSPECTUS IN THE SECTION ENTITLED "SHAREHOLDER SERVICES - DREYFUS AUTO-EXCHANGE PRIVILEGE."
          With respect to shares held by Retirement Plans, exchanges pursuant to Dreyfus Auto-Exchange Privilege may be made only between a shareholder's Retirement Plan Account in one fund and such shareholder's Retirement Plan Account in another fund.
V.        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION
IN THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE FUND'S PROSPECTUS IN THE SECTION ENTITLED "SHAREHOLDER SERVICES - DREYFUS STEP PROGRAM."
          Dreyfus Step-Program enables a shareholder to purchase shares of a Class without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset BuilderRegistration Mark, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan.
VI. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES - DREYFUS DIVIDEND OPTIONS."
          Dreyfus Dividend Sweep enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are an investor.
VII. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Shares of a Class may be purchased or redeemed through Dreyfus TELETRANSFER Privilege.
                                                                   DRP/s101596